UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08243
Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10 th Floor
New York , NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: October 31, 2010
Date of reporting period: April 30, 2010

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT APRIL 30, 2010

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Commodity Trends Strategy Fund
Financial Trends Strategy Fund
Direxion/Wilshire Dynamic Fund
Direxion Long/Short Global IPO Fund

Table of Contents

Letter to Shareholders	4

Expense Example	6

Allocation of Portfolio Holdings	7

Schedule of Investments	8

Financial Statements	12

Financial Highlights	16

Notes to the Financial Statements	17

Additional Information	29

Investment Advisory Agreements Approvals	30

Information on Board of Trustees and Officers	31

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Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report covers the Direxion/Wilshire Dynamic Fund (“Dynamic Fund”), the Commodity Trends Strategy Fund, the Financial Trends Strategy Fund and the Long/Short Global IPO Fund for period from November 1, 2009 to April 30, 2010 (the “Semi- Annual Period”). During the Semi-Annual Period, the DJ Industrial Average Index returned 14.87%, the S&P 500 Index returned 15.66%, the Barclay Cap Aggregate Bond Index returned 2.54% and the NASDAQ-100 Index returned 20.41%. The Long/Short Global IPO Fund was launched on March 1, 2010. During the period of March 2, 2010 through April 30, 2010, the DJ Industrial Average Index returned 6.09%, the S&P 500 Index returned 6.37%, the Barclay Cap Aggregate Bond Index returned 0.86% and the NASDAQ-100 Index returned 8.14%.

In general, the performance of the equity markets was strong during the Semi-Annual Period and volatility declined from previous high levels. The strong performance was undermined by market weakness at the end of the Semi-Annual Period as concerns about Greece undermined confidence in the economic recovery.

The Dynamic Fund uses built-in tactical strategies to attempt to capitalize on short-term market inefficiencies, designed for investors seeking to outperform a traditional strategic (long-term only) asset allocation approach. The Dynamic Fund seeks capital appreciation. To achieve its investment objective, the Dynamic Fund combines a strategic asset allocation with a “tactical overlay” to position the Dynamic Fund defensively or aggressively, depending upon the outlook of the Wilshire Associates Incorporated (the “Sub-adviser”). Under normal circumstances, the Dynamic Fund is managed by the Adviser pursuant to the Sub-adviser’s traditional asset allocation model which allocates approximately 60% of the Dynamic Fund’s total assets to equity securities and 40% to fixed income securities, with a tactical overlay to increase or decrease the Dynamic Fund’s risk exposure based on the Sub-adviser’s outlook for the market. The Sub-adviser’s tactical model evaluates asset class allocations on a monthly basis. In response to market conditions, the Sub-adviser may recommend that the Adviser rebalance the Dynamic Fund’s portfolio, use short positions and/or employ leverage in its tactical allocations. The Dynamic Fund Investor Class returned 7.23%, as compared to 9.67% from the MSCI World Index, 2.54% for the Barclays Capital Aggregate and 6.88% for a composite1 of the two.

The Commodity Trends Strategy Fund, the Financial Trends Strategy Fund and the Long/Short Global IPO Fund incorporate long/short, tactical strategies with exposure to alternative asset classes. The Commodity Trends Strategy Fund seeks investment results comparable to the performance of the AFT Commodity Trends Indicator® (“AFT CTI®”). The Commodity Trends Strategy Fund Investor Class returned -8.21%. The AFT CTI itself declined -7.41%. The Financial Trends Strategy Fund seeks investment results comparable to the performance of the AFT Financial Trends Indicator® (“AFT FTI®”). The Financial Trends Strategy Fund Investor Class returned -4.83%. The AFT FTI itself declined -3.68%.

1 As measured by a monthly 60% allocation to the MSCI World Index and 40% to the Barclays Capital Aggregate Bond Index.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

4  DIREXION SEMI-ANNUAL REPORT

The Long/Short Global IPO Fund seeks capital appreciation through a risk-controlled portfolio. To achieve its investment objective, the Fund invests in initial public offerings (“IPOs”) and spin-offs using a combined long/short strategy (“IPOX Global Long/Short Index”) developed by the Sub-advisor, IPOX® Capital Management, LLC. During normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued in connection with IPOs and spin-offs of domestic and foreign issuers, including issuers in emerging markets, and financial instruments that provide exposure to these IPOs.

The Long/Short Global IPO Fund Investor Class returned -0.83%. The portion of the portfolio that invests in the IPOX Global Long/Short Index returned -0.63% for the period of March 1, 2010 (Fund inception date) through April 30, 2010.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Patrick Rudnick
Chief Investment Officer	Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratios of the Direxion/Wilshire Dynamic Fund Investor Class, Commodity Trends Strategy Fund Investor Class, Financial Trends Strategy Fund Investor Class and the Long/Short Global IPO Fund Investor Class is 1.82%, 1.87%, 1.88% and 1.90%, respectively, net of any fee, waivers or expense reimbursements.*
An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

* The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Fund incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual operating expense ratios of the Direxion/Wilshire Dynamic Fund Investor Class, Commodity Trends Strategy Fund Investor Class, Financial Trends Strategy Fund Investor Class and the Long/Short Global IPO Fund Investor Class is 1.55%, 1.74%, 1.75% and 1.90%, respectively.

Distributed by: Rafferty Capital Markets, LLC.
Date of First Use: June 29, 2010

DIREXION SEMI-ANNUAL REPORT  5

Expense Example
April 30, 2010 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period November 1, 2009 — April 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem Investor Class or Institutional Class shares of the Fund that have been held for less than 90 days. You will be charged a contingent deferred sales charge of 1.00% of the net amount of the redemption if you redeem Class C shares of the Fund within 12 months of purchase. You will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, a $15.00 fee is charged by the Funds’ transfer agent. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests, in addition to the expenses of the Fund. Actual expenses of underlying funds may vary. These expenses are not included in the examples presented on preceding page. The preceding examples include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your count during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, redemption fees, sales charges (loads), returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6  DIREXION SEMI-ANNUAL REPORT

Expense Example Tables
April 30, 2010 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	November 1, 2009	April 30, 2010	Period[2]

Commodity Trends Strategy Fund Investor Class
Based on actual fund return	1.79%	$1,000.00	$917.90	$8.51
Based on hypothetical 5% return	1.79%	1,000.00	1,015.92	8.95
Commodity Trends Strategy Fund Institutional Class
Based on actual fund return	1.29%	1,000.00	919.10	6.14
Based on hypothetical 5% return	1.29%	1,000.00	1,018.40	6.46
Commodity Trends Strategy Fund Class C3
Based on actual fund return	2.24%	1,000.00	1,009.40	3.51
Based on hypothetical 5% return	2.24%	1,000.00	1,004.31	3.51
Financial Trends Strategy Fund Investor Class
Based on actual fund return	1.80%	1,000.00	951.70	8.71
Based on hypothetical 5% return	1.80%	1,000.00	1,015.87	9.00
Financial Trends Strategy Fund Institutional Class
Based on actual fund return	1.30%	1,000.00	953.80	6.30
Based on hypothetical 5% return	1.30%	1,000.00	1,018.35	6.51
Financial Trends Strategy Fund Class C4
Based on actual fund return	2.25%	1,000.00	1,002.10	0.68
Based on hypothetical 5% return	2.25%	1,000.00	1,000.83	0.68
Direxion/Wilshire Dynamic Fund Investor Class
Based on actual fund return	1.55%	1,000.00	1,072.30	7.96
Based on hypothetical 5% return	1.55%	1,000.00	1,017.11	7.75
Direxion/Wilshire Dynamic Fund Class C5
Based on actual fund return	2.05%	1,000.00	1,003.20	2.48
Based on hypothetical 5% return	2.05%	1,000.00	1,003.56	2.48
Long/Short Global IPO Fund Investor Class[3]
Based on actual fund return	1.90%	1,000.00	991.70	3.16
Based on hypothetical 5% return	1.90%	1,000.00	1,005.18	3.18
Long/Short Global IPO Fund Class C6
Based on actual fund return	2.40%	1,000.00	991.70	2.36
Based on hypothetical 5% return	2.40%	1,000.00	1,002.56	2.37

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.
[3]	Commenced operations on March 5, 2010.
[4]	Commenced operations on April 20, 2010.
[5]	Commenced operations on March 18, 2010.
[6]	Commenced operations on March 26, 2010.

Allocation of Portfolio Holdings
April 30, 2010 (Unaudited)

		Common	Debt	Investment
	Cash*	Stock	Securities	Companies	Swaps	Total

Commodity Trends Strategy Fund (Consolidated)	109%	—	—	—	(9%)	100%
Financial Trends Strategy Fund	101%	—	—	—	(1%)	100%
Direxion/Wilshire Dynamic Fund	54%	—	3%	37%	6%	100%
Long/Short Global IPO Fund	94%	7%	—	—	(1%)	100%

*	Cash, cash equivalents and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT  7

Commodity Trends Strategy Fund
Consolidated Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 100.5%
MONEY MARKET FUNDS - 100.5%
34,918,088	Fidelity Institutional Government Portfolio, 0.04%(a)	$34,918,088
34,918,088	Fidelity Institutional Money Market Portfolio, 0.16%(a)	34,918,088
34,918,088	Goldman Sachs Financial Square Federal Fund, 0.03%(a)	34,918,088
83,473,466	Goldman Sachs Financial Square Government Fund, 0.03%(a)(b)	83,473,466
34,918,088	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.03%(a)	34,918,088

	TOTAL SHORT TERM INVESTMENTS (Cost $223,145,818)	$223,145,818

	TOTAL INVESTMENTS (Cost $223,145,818) - 100.5%	$223,145,818
	Liabilities in Excess of Other Assets - (0.5)%	(97,833)

	TOTAL NET ASSETS - 100.0%	$223,047,985

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.

(b)	$48,421,637 of this security is held as collateral for swap contracts.

Commodity Trends Strategy Fund
Long Equity Swap Contracts
April 30, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Bank of America Merrill Lynch	AFT Commodity Trends Indicator	116,050	$226,928,812	2/3/2011	$(19,014,760)
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	2,589	4,999,359	2/18/2011	(358,417)
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	5,625	9,999,788	3/7/2011	91,578

		124,264	$241,927,959		$(19,281,599)

The accompanying notes are an integral part of these financial statements.
8  DIREXION SEMI-ANNUAL REPORT

Financial Trends Strategy Fund
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 98.7%
MONEY MARKET FUNDS - 98.7%
4,523,643	Fidelity Institutional Government Portfolio, 0.04%(a)	$4,523,643
4,523,643	Fidelity Institutional Money Market Portfolio, 0.16%(a)	4,523,643
4,523,643	Goldman Sachs Financial Square Federal Fund, 0.03%(a)	4,523,643
14,017,644	Goldman Sachs Financial Square Government Fund, 0.03%(a)(b)	14,017,644
4,523,644	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.03%(a)	4,523,644

	TOTAL SHORT TERM INVESTMENTS (Cost $32,112,217)	$32,112,217

	TOTAL INVESTMENTS (Cost $32,112,217) - 98.7%	$32,112,217
	Other Assets in Excess of Liabilities - 1.3%	419,044

	TOTAL NET ASSETS - 100.0%	$32,531,261

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.

(b)	$9,494,000 of this security is held as collateral for swap contracts.

Financial Trends Strategy Fund
Long Equity Swap Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Bank of America Merrill Lynch	AFT Financial Trends Indicator	26,643	$29,489,538	2/3/2011	$(277,451)
Bank of America Merrill Lynch	AFT Financial Trends Indicator	1,361	1,499,727	2/10/2011	(7,369)
Bank of America Merrill Lynch	AFT Financial Trends Indicator	1,533	1,699,548	5/5/2011	(13,658)

		29,537	$32,688,813		$(298,478)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  9

Direxion/Wilshire Dynamic Fund
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

EXCHANGE TRADED NOTES - 3.0%
11,911	iPATH Dow Jones-UBS Commodity Index Total Return Index ETN(a)	$483,825

	TOTAL EXCHANGE TRADED NOTES (Cost $453,373)	$483,825

INVESTMENT COMPANIES - 37.2%
7,779	iShares Barclays TIPS Bond Fund	825,041
7,503	iShares MSCI Emerging Markets Index Fund	315,501
39,864	iShares MSCI Japan Index Fund	414,187
7,722	iShares MSCI Pacific ex-Japan Index Fund	326,254
37,785	iShares MSCI United Kingdom Index Fund	601,537
3,220	iShares Russell 2000 Growth Index Fund	245,911
3,638	iShares Russell 2000 Value Index Fund	248,075
26,420	iShares S&P Europe 350 Index Fund	973,049
20,409	SPDR Barclays Capital High Yield Bond ETF	820,238
14,513	SPDR Barclays Capital International Treasury Bond ETF	800,392
8,539	SPDR Dow Jones REIT ETF	490,566

	TOTAL INVESTMENT COMPANIES (Cost $5,032,908)	$6,060,751

Shares		Value

SHORT TERM INVESTMENTS - 50.4%
MONEY MARKET FUNDS - 50.4%
1,639,790	Fidelity Institutional Government Portfolio, 0.04%(b)	$1,639,790
1,639,790	Fidelity Institutional Money Market Portfolio, 0.16%(b)	1,639,790
1,639,789	Goldman Sachs Financial Square Federal Fund, 0.03%(b)	1,639,789
1,639,789	Goldman Sachs Financial Square Government Fund, 0.03%(b)	1,639,789
1,639,789	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.03%(b)	1,639,789

	TOTAL SHORT TERM INVESTMENTS (Cost $8,198,947)	$8,198,947

	TOTAL INVESTMENTS (Cost $13,685,228) - 90.6%	$14,743,523
	Other Assets in Excess of Liabilities - 9.4%	1,533,927

	TOTAL NET ASSETS - 100.0%	$16,277,450

Percentages are stated as a percent of net assets.

(a)	Non income producing.

(b)	Represents annualized seven-day yield at April 30, 2010.

Direxion/Wilshire Dynamic Fund
Long Equity Swap Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	iShares Barclays Aggregate Bond Fund	56,076	$5,801,846	9/3/2010	$182,228
Credit Suisse Capital, LLC	iShares Russell 1000 Growth Index Fund	45,968	2,038,977	9/3/2010	381,976
Credit Suisse Capital, LLC	iShares Russell 1000 Value Index Fund	36,087	1,902,041	9/3/2010	389,735

		138,131	$9,742,864		$953,939

The accompanying notes are an integral part of these financial statements.
10  DIREXION SEMI-ANNUAL REPORT

Direxion Long/Short Global IPO Fund
Schedule of Investments
April 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 6.7%
CHEMICAL MANUFACTURING - 0.9%
2,800	Alimera Sciences, Inc.(a)	$30,688

COMPUTER AND ELECTRONIC PRODUCT MANUFACTURING - 0.7%
50,000	O-Net Communications Group Ltd. (China)(a)	26,146

ELECTRICAL EQUIPMENT, APPLIANCE, AND COMPONENT MANUFACTURING - 0.9%
1,700	Alpha & Omega Company(a)	30,447

HEALTH & PERSONAL CARE STORES - 1.7%
30,000	L’Occitane International SA (China)(a)	58,856

PROFESSIONAL, SCIENTIFIC AND TECHNICAL SERVICES - 1.8%
1,000	Codexis, Inc.(a)	13,620
1,000	Convio, Inc.(a)	10,040
1,000	Dynavox, Inc.(a)	14,200
1,800	Global Geophysical Services, Inc.(a)	21,060
500	SPS Commerce, Inc.(a)	6,750

		65,670

TELECOMMUNICATIONS - 0.7%
1,900	Mitel Networks Corp. (Canada)(a)	22,762

	TOTAL COMMON STOCKS (Cost $230,628)	$234,569

Shares		Value

SHORT TERM INVESTMENTS - 90.8%
MONEY MARKET FUNDS - 90.8%
302,034	Fidelity Institutional Government Portfolio, 0.04%(b)	$302,034
302,035	Fidelity Institutional Money Market Portfolio, 0.16%(b)	302,035
302,035	Goldman Sachs Financial Square Federal Fund, 0.03%(b)	302,035
1,992,035	Goldman Sachs Financial Square Government Fund, 0.03%(b)(c)	1,992,035
302,035	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.03%(b)	302,035

	TOTAL SHORT TERM INVESTMENTS (Cost $3,200,174)	$3,200,174

	TOTAL INVESTMENTS (Cost $3,430,802) - 97.5%	$3,434,743
	Other Assets in Excess of Liabilities - 2.5%	87,392

	TOTAL NET ASSETS - 100.0%	$3,522,135

Percentages are stated as a percent of net assets.

(a)	Non income producing

(b)	Represents annualized seven-day yield at April 30, 2010.

(c)	$1,690,000 of this security is held as collateral for swap contracts.

Direxion Long/Short Global IPO Fund
Long Equity Swap Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	IPOX Global L/S (USD/TR)	6,979	$3,459,151	9/6/2011	$45,288

Direxion Long/Short Global IPO Fund
Short Equity Swap Contracts
April 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	IPOX Global L/S (USD/TR)	6,434	$3,400,471	9/6/2011	$(71,626)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  11

Statements of Assets and Liabilities
April 30, 2010 (Unaudited)

	Commodity Trends			Direxion
	Strategy Fund	Financial Trends	Direxion/Wilshire	Long/Short
	(Consolidated)	Strategy Fund	Dynamic Fund	Global IPO Fund

Assets:
Investments, at market value (Note 2)	$223,145,818	$32,112,217	$14,743,523	$3,434,743
Receivable for Fund shares sold	691,559	12,345	19,350	183,200
Receivable for investments sold	—	—	—	33,628
Unrealized appreciation on swaps	—	—	953,939	45,288
Deposit at broker for swaps	19,380,000	762,000	630,000	—
Dividends and interest receivable	6,684	748	103	86

Total Assets	243,224,061	32,887,310	16,346,915	3,696,945

Liabilities:
Payable for Fund shares redeemed	577,310	11,946	—	—
Payable for investments purchased	—	—	49,764	98,455
Unrealized depreciation on swaps	19,281,599	298,478	—	71,626
Accrued advisory expense	161,044	24,418	9,520	1,731
Accrued distribution expense	40,803	4,789	3,201	921
Accrued operating services fees	73,891	11,491	3,807	1,500
Accrued shareholder servicing fees and other liabilities	41,429	4,927	3,173	577

Total Liabilities	20,176,076	356,049	69,465	174,810

Net Assets	$223,047,985	$32,531,261	$16,277,450	$3,522,135

Net Assets Consist Of:
Capital stock	$270,967,971	$33,778,692	$13,944,095	$3,543,758
Accumulated net investment loss	(2,323,053)	(339,508)	(31,610)	(6,816)
Accumulated undistributed net realized gain (loss)	(26,315,334)	(609,445)	352,731	7,590
Net unrealized appreciation (depreciation) on:
Investments	—	—	1,058,295	3,941
Swaps	(19,281,599)	(298,478)	953,939	(26,338)

Total Net Assets	$223,047,985	$32,531,261	$16,277,450	$3,522,135

Calculation of Net Asset Value Per Share:
Investor Class Shares:
Net assets	$194,883,677	$22,981,016	$16,138,744	$2,222,573
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	7,577,020	804,612	370,724	74,699

Net asset value, redemption price and offering price per share	$25.72	$28.56	$43.53	$29.75

Institutional Class Shares:
Net assets	$28,098,457	$9,540,812
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,092,929	332,534

Net asset value, redemption price and offering price per share	$25.71	$28.69

Class C Shares:
Net assets	$65,851	$9,433	$138,706	$1,299,562
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,562	330	3,188	43,675

Net asset value, redemption price and offering price per share	$25.70	$28.55	$43.51	$29.76

Cost of Investments	$223,145,818	$32,112,217	$13,685,228	$3,430,802

The accompanying notes are an integral part of these financial statements.
12  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
For the Six Months Ended April 30, 2010 (Unaudited)

	Commodity Trends			Direxion
	Strategy Fund	Financial Trends	Direxion/Wilshire	Long/Short
	(Consolidated)	Strategy Fund	Dynamic Fund	Global IPO Fund[1]

Investment income:
Dividend income	$—	$—	$93,274	$125
Interest income	125,667	16,976	2,648	186

Total investment income	125,667	16,976	95,922	311

Expenses:
Investment advisory fees	1,278,329	199,875	53,402	2,674
Operating services fees	604,780	88,851	21,360	2,318
Distribution expenses — Investor Class Shares	310,224	33,878	17,787	716
Distribution expense — Class C Shares	59	1	43	527
Shareholder servicing fees — Investor Class Shares	310,224	33,878	17,787	716
Shareholder servicing fees — Class C Shares	10	1	13	176
Excise taxes	—	—	55	—

Total expenses before reimbursement	2,503,626	356,484	110,447	7,127
Less: Reimbursement of expenses from Adviser	—	—	(55)	—
Less: Expenses paid indirectly (Note 5)	(54,968)	—	—	—

Total expenses	2,448,658	356,484	110,392	7,127

Net investment loss	(2,322,991)	(339,508)	(14,470)	(6,816)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	48,461	—	61,632	7,590
Swaps	(26,363,795)	(578,366)	297,941	—

	(26,315,334)	(578,366)	359,573	7,590

Capital gain distributions from regulated investment companies	—	—	4,187	—

Change in unrealized appreciation (depreciation) on:
Investments	—	—	187,801	3,941
Swaps	2,669,550	(1,083,023)	407,966	(26,338)

	2,669,550	(1,083,023)	595,767	(22,397)

Net realized and unrealized gain (loss) on investments	(23,645,784)	(1,661,389)	959,527	(14,807)

Net increase (decrease) in net assets resulting from operations	$(25,968,775)	$(2,000,897)	$945,057	$(21,623)

[1]	Represents the period of March 1, 2010 (commencement of operations) to April 30, 2010.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  13

Statements of Changes in Net Assets

	Commodity Trends Strategy Fund			Financial Trends
	(Consolidated)			Strategy Fund
	Six Months Ended			Six Months Ended
	April 30, 2010	May 1, 2009 to	June 10, 2008[1]to	April 30, 2010	March 2, 2009[1] to
	(Unaudited)	October 31, 2009	April 30, 2009	(Unaudited)	October 31, 2009

Operations:
Net investment loss	$(2,322,991)	$(3,012,815)	$(1,589,152)	$(339,508)	$(250,637)
Net realized gain (loss) on investments	(26,315,334)	11,372,174	(27,148,934)	(578,366)	(31,079)
Change in unrealized appreciation (depreciation) on investments	2,669,550	(17,683,852)	(4,267,297)	(1,083,023)	784,545

Net increase (decrease) in net assets resulting from operations	(25,968,775)	(9,324,493)	(33,005,383)	(2,000,897)	502,829

Distributions to shareholders:
Investor Class Shares:
Net investment income	(7,144,984)	—	—	—	—
Net realized gains	—	—	—	—	—
Return of capital	—	—	(293,844)	—	—

Total Investor Class Shares distributions	(7,144,984)	—	(293,844)	—	—

Institutional Class Shares:
Net investment income	(1,200,358)	—	—	—	—
Net realized gains	—	—	—	—	—
Return of capital	—	—	—	—	—

Total Institutional Class Shares distributions	(1,200,358)	—	—	—	—

Class C Shares:
Net investment income	—	—	—	—	—
Net realized gains	—	—	—	—	—
Return of capital	—	—	—	—	—

Total C Class Shares distributions	—	—	—	—	—

Total distributions	(8,345,342)	—	(293,844)	—	—

Capital share transactions:
Investor Class Shares:
Proceeds from shares sold	78,503,542	137,225,486	447,840,095	20,605,326	30,991,860
Proceeds from shares issued to holders in reinvestment of dividends	6,937,656	—	189,854	—	—
Cost of shares redeemed	(169,022,577)	(182,577,294)	(50,913,041)	(22,820,506)	(4,964,010)

Total Investor Class Shares capital share transactions	(83,581,379)	(45,351,808)	397,116,908	(2,215,180)	26,027,850

Institutional Class Shares:
Proceeds from shares sold	26,241,356	87,722,064	—	5,231,839	19,509,489
Proceeds from shares issued to holders in reinvestment of dividends	185,908	—	—	—	—
Cost of shares redeemed	(30,065,006)	(52,347,833)	—	(13,376,573)	(1,157,543)

Total Institutional Class Shares capital share transactions	(3,637,742)	35,374,231	—	(8,144,734)	18,351,946

Class C Shares:
Proceeds from shares sold	65,612	—	—	9,447	—
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	—	—
Cost of shares redeemed	—	—	—	—	—

Total Class C Shares capital share transactions	65,612	—	—	9,447	—

Net increase (decrease) in net assets resulting from capital share transactions	(87,153,509)	(9,977,577)	397,116,908	(10,350,467)	44,379,796

Total increase (decrease) in net assets	(121,467,626)	(19,302,070)	363,817,681	(12,351,364)	44,882,625

Net assets:
Beginning of period	344,515,611	363,817,681	—	44,882,625	—
End of period	$223,047,985	$344,515,611	$363,817,681	$32,531,261	$44,882,625

Undistributed (Accumulated) net investment income (loss), end of period	$(2,323,053)	$8,345,280	$—	$(339,508)	$—

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.
14  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

			Direxion
	Direxion/Wilshire		Long/Short
	Dynamic Fund		Global IPO Fund
	Six Months Ended		March 1, 2010[1] to
	April 30, 2010	March 2, 2009[1] to	April 30, 2010
	(Unaudited)	October 31, 2009	(Unaudited)

Operations:
Net investment income (loss)	$(14,470)	$20,562	$(6,816)
Net realized gain on investments	359,573	435,505	7,590
Capital gain distributions from regulated investment companies	4,187	—	—
Change in unrealized appreciation (depreciation) on investments	595,767	1,416,467	(22,397)

Net increase (decrease) in net assets resulting from operations	945,057	1,872,534	(21,623)

Distributions to shareholders:
Investor Class Shares:
Net investment income	(33,998)	—	—
Net realized gains	(366,106)	—	—
Return of capital	—	—	—

Total Investor Class Shares distributions	(400,104)	—	—

Class C Shares:
Net investment income	—	—	—
Net realized gains	—	—	—
Return of capital	—	—	—

Total Class C Shares distributions	—	—	—

Total distributions	(400,104)	—	—

Capital share transactions:
Investor Class Shares:
Proceeds from shares sold	4,417,687	14,489,924	2,262,654
Proceeds from shares issued to holders in reinvestment of dividends	395,619	—	—
Cost of shares redeemed	(2,526,849)	(3,055,698)	(24,890)

Total Investor Class Shares capital share transactions	2,286,457	11,434,226	2,237,764

Class C Shares:
Proceeds from shares sold	139,280	—	1,305,994
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—
Cost of shares redeemed	—	—	—

Total Class C Shares capital share transactions	139,280	—	1,305,994

Net increase in net assets resulting from capital share transactions	2,425,737	11,434,226	3,543,758

Total increase in net assets	2,970,690	13,306,760	3,522,135

Net assets:
Beginning of period	13,306,760	—	—
End of period	$16,277,450	$13,306,760	$3,522,135

Undistributed (Accumulated) net investment income (loss), end of period	$(31,610)	$16,858	$(6,816)

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  15

Financial Highlights
April 30, 2010

														RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Redemption		Net Asset					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Fees		Value,		Net Assets,			After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	Paid to		End of	Total	End of	Total	Net	Reimbursement/	Turnover
Year/Period	of Period	(Loss)[4]	on Investments	from Operations	Income	Capital Gains	Distribution	Distributions	Fund		Period	Return[2]	Period (,000)	Expenses[3]	Expenses[3]	Recoupment[3]	Rate[5]

Commodity Trends Strategy Fund (Consolidated)
Investor Class Shares
Six months ended April 30, 2010 (Unaudited)	$28.81	$(0.23)	$(2.09)	$(2.32)	$(0.77)	$—	$—	$(0.77)	$—	[6]	$25.72	(8.21%)	$194,884	1.83%	1.79%	(1.71%)	0%
May 1, 2009 to October 31, 2009	29.42	(0.25)	(0.37)	(0.62)	—	—	—	—	0.01		28.81	(2.07%)	308,482	2.01%	1.93%	(1.68%)	0%
June 10, 2008[1] to April 30, 2009	30.00	(0.34)	(0.21)	(0.55)	—	—	(0.08)	(0.08)	0.05		29.42	(1.73%)	363,818	2.02%	2.00%	(1.22%)	0%
Institutional Class Shares
Six months ended April 30, 2010 (Unaudited)	28.87	(0.16)	(2.13)	(2.29)	(0.87)	—	—	(0.87)	—	[6]	25.71	(8.09%)	28,098	1.33%	1.29%	(1.21%)	0%
May 1, 2009[1] to October 31, 2009	28.98	(0.18)	0.07	(0.11)	—	—	—	—	—	[6]	28.87	(0.38%)	36,034	1.48%	1.44%	(1.21%)	0%
Class C Shares
March 5, 2010[1] to April 30, 2010 (Unaudited)	25.46	(0.08)	0.32	0.24	—	—	—	—	—		25.70	0.94%	66	2.28%	2.24%	(2.14%)	0%
Financial Trends Strategy Fund
Investor Class Shares
Six months ended April 30, 2010 (Unaudited)	30.01	(0.25)	(1.21)	(1.46)	—	—	—	—	0.01		28.56	(4.83%)	22,981	1.80%	1.80%	(1.72%)	0%
March 2, 2009[1] to October 31, 2009	30.00	(0.33)	0.30	(0.03)	—	—	—	—	0.04		30.01	0.03%	26,343	2.23%	1.90%	(1.69%)	0%
Institutional Class Shares
Six months ended April 30, 2010 (Unaudited)	30.08	(0.18)	(1.21)	(1.39)	—	—	—	—	—	[6]	28.69	(4.62%)	9,541	1.30%	1.30%	(1.23%)	0%
May 1, 2009[1] to October 31, 2009	28.89	(0.18)	1.37	1.19	—	—	—	—	—	[6]	30.08	4.12%	18,539	1.58%	1.40%	(1.23%)	0%
Class C Shares
April 20, 2010[1] to April 30, 2010 (Unaudited)	28.49	(0.02)	0.08	0.06	—	—	—	—	—		28.55	0.21%	9	2.25%	2.25%	(2.13%)	0%
Direxion/Wilshire Dynamic Fund
Investor Class Shares
Six months ended April 30, 2010 (Unaudited)	41.75	(0.04)	3.01	2.97	(0.10)	(1.09)	—	(1.19)	—	[6]	43.53	7.23%	16,139	1.55%	1.55%	(0.20%)	45%
March 2, 2009[1] to October 31, 2009	30.00	0.09	11.65	11.74	—	—	—	—	0.01		41.75	39.17%	13,307	2.09%	1.55%	0.34%	105%[2]
Class C Shares
March 18, 2010[1] to April 30, 2010 (Unaudited)	43.37	(0.09)	0.23	0.14	—	—	—	—	—		43.51	0.32%	138	2.05%	2.05%	(1.88%)	45%
Long/Short Global IPO Fund
Investor Class Shares
March 1 , 2010[1] to April 30, 2010 (Unaudited)	30.00	(0.09)	(0.16)	(0.25)	—	—	—	—	—	[6]	29.75	(0.83%)	2,223	1.90%	1.90%	(1.81%)	121%
Class C Shares
March 26, 2010[1] to April 30, 2010 (Unaudited)	30.01	(0.06)	(0.19)	(0.25)	—	—	—	—	—		29.76	(0.83%)	1,300	2.40%	2.40%	(2.28%)	121%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[5]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities.
[6]	Amount is less than $0.005.

16  DIREXION SEMI-ANNUAL REPORT

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2010 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 35 series of which 4 are included in this report: Commodity Trends Strategy Fund, Financial Trends Strategy Fund, Direxion/Wilshire Dynamic Fund and Long/Short Global IPO Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The Commodity Trends Strategy Fund and Financial Trends Strategy Fund offer Investor, Institutional and Class C shares. The Direxion/Wilshire Dynamic Fund and Long/Short Global IPO Fund offer Investor and Class C shares. The Long/Short Global IPO Fund commenced operations on March 1, 2010.

The objective of the Commodity Trends Strategy Fund is to seek daily investment results, before fees and expenses, of the performance of the Alpha Financial Technologies Commodity Trends Indicator. The Commodity Trends Strategy Fund may invest up to 25% of its total assets in its Subsidiary. The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Commodity Trends Strategy Fund. The Subsidiary acts as an investment vehicle in order to enter into certain investments for the Commodity Trends Strategy Fund consistent with the Commodity Trends Strategy Fund’s investment objective and policies specified in its prospectus and statement of additional information. As of April 30, 2010, net assets of the Commodity Trends Strategy Fund were $223,047,985, of which $48,566,158, or approximately 21.77%, represented the Commodity Trends Strategy Fund’s ownership of all issued shares and voting rights of the Subsidiary.

The objective of Financial Trends Strategy Fund is to seek investment results comparable to the performance of the Alpha Financial Technologies Financial Trends Indicator (“AFT FTI”). The Fund will invest primarily in derivatives, including currency and financial futures contracts, options and swap contracts, but may also invest directly in currencies, equity securities and fixed income securities, and in exchange-traded funds and other investment companies. The Fund will attempt to achieve the same weightings among the Euro, Yen, Pound, Swiss Franc, Australian Dollar, Canadian Dollar and U.S. Treasury Notes as the AFT FTI, but may not, at all times, invest in the same underlying securities or derivatives. Like the AFT FTI, the Fund’s investments in each sector will be positioned long or short depending upon price trends within that sector.

The objective of the Direxion/Wilshire Dynamic Fund (the “Dynamic Fund”) is to seek capital appreciation by combining a strategic asset allocation with a “tactical overlay” to position the Dynamic Fund defensively or aggressively, depending upon the outlook of Wilshire Associates Incorporated, the Dynamic Fund’s subadviser (“Subadviser”). Under normal circumstances, the Dynamic Fund is managed by the Adviser pursuant to the Subadviser’s traditional asset allocation model which allocates approximately 60% of the Dynamic Fund’s total assets to equity securities and 40% to fixed income securities, with a tactical overlay to increase or decrease the Dynamic Fund’s risk exposure based on the Subadviser’s outlook for the market. The Dynamic fund can reach these asset allocations through the use of investment companies and exchange traded funds.

The objective of the Long/Short Global IPO Fund is to seek capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued in connection with IPOs and spin-offs of domestic and foreign issuers, including issuers in emerging markets, and financial instruments that provide exposure to the IPOs. The Fund’s investments in IPOs will be positioned long or short, depending upon IPOX Capital Management, LLC’s outlook for an IPO. The Fund will generate at least 40% of its exposure through positions, long or short, in international issuers. In general, the Fund also will seek to balance long and short exposure on an equal basis, meaning for each dollar invested, the Fund would expect to have $1 of long exposure and $1 of short exposure. In the event that the Fund is able to participate in IPOs at offering price, it may be net long from time to time. The portfolio will be reevaluated and modified on a monthly basis, and these modifications may result in a high portfolio turnover rate for the Fund.

DIREXION SEMI-ANNUAL REPORT  17

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted net asset values on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at April 30, 2010.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Funds calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund.)

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an

18  DIREXION SEMI-ANNUAL REPORT

amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds held no securities sold short at April 30, 2010.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in futures contracts or options on futures contracts at April 30, 2010.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Risks of Investing in Foreign Securities –  Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

h) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

DIREXION SEMI-ANNUAL REPORT  19

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets. Income and expenses are allocated to each class of shares based upon relative net assets.

k) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the period ended April 30, 2010 and periods ended October 31, 2009, were as follows:

	Commodity Trends		Financial Trends
	Strategy Fund (Consolidated)		Strategy Fund
	Six Months Ended		Six Months Ended
	April 30, 2010	Period Ended	April 30, 2010	Period Ended
	(Unaudited)	October 31, 2009[1]	(Unaudited)	October 31, 2009[2]

Distributions paid from:
Ordinary Income	$8,345,342	$—	$—	$—
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	—	—

Total Distributions paid	$8,345,342	$—	$—	$—

			Long/Short
	Direxion/Wilshire Dynamic Fund		Global IPO Fund
	Six Months Ended		Period Ended
	April 30, 2010	Period Ended	April 30, 2010[3]
	(Unaudited)	October 31, 2009[2]	(Unaudited)

Distributions paid from:
Ordinary Income	$33,998	$—	$—
Long-Term Capital Gains	366,106	—	—
Return of Capital	—	—	—

Total Distributions paid	$400,104	$—	$—

[1]	Represents period of May 1, 2009 through October 31, 2009.
[2]	Commenced operations on March 2, 2009.
[3]	Commenced operations on March 1, 2010.

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2009.

20  DIREXION SEMI-ANNUAL REPORT

As of October 31, 2009, the components of distributable earnings of the Funds on a tax basis were as follows:

	Commodity Trends
	Strategy Fund	Financial Trends	Direxion/Wilshire
	(Consolidated)	Strategy Fund	Dynamic Fund

Net unrealized appreciation/(depreciation)	$—	$—	$859,464

Undistributed ordinary income	8,345,280	—	382,965
Undistributed long-term capital gain	—	—	—

Total distributable earnings	8,345,280	—	382,965

Other accumulated gain/(loss)	(21,951,149)	753,466	545,973

Total accumulated earnings/(loss)	$(13,605,869)	$753,466	$1,788,402

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/(loss) on derivative positions.

The cost basis for investments for federal tax purposes as of April 30, 2010 was as follows:

	Commodity Trends
	Strategy Fund	Financial Trends	Direxion/Wilshire	Long/Short
	(Consolidated)	Strategy Fund	Dynamic Fund	Global IPO Fund

Tax cost of investments	$223,145,818	$32,112,217	$13,696,258	$3,430,802
Gross unrealized appreciation	—	—	1,058,295	9,689
Gross unrealized depreciation	—	—	(11,030)	(5,748)

Net unrealized appreciation/(depreciation)	$—	$—	$1,047,265	$3,941

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year, October 31, 2009.

At October 31, 2009, the following funds deferred, on a tax basis, post-October losses of:

Post October
Capital Loss Deferred

Commodity Trends Strategy Fund (Consolidated)	$—
Financial Trends Strategy Fund	—
Direxion/Wilshire Dynamic Fund	—

At October 31, 2009 the following funds had capital loss carryforwards on a tax basis of:

Expires
	4/30/2017	10/31/2017	Total

Commodity Trends Strategy Fund (Consolidated)	$—	$—	$—
Financial Trends Strategy Fund	—	—	—
Direxion/Wilshire Dynamic Fund	—	—	—

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds have adopted authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2010, open Federal and state income tax years include the tax years ended April 30, 2009 and October 31, 2009. The Funds have no examinations in progress. The

DIREXION SEMI-ANNUAL REPORT  21

Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the periods ended April 30, 2010 and October 31, 2009, were as follows:

	Commodity Trends
	Strategy Fund (Consolidated)
	Six Months Ended
	April 30, 2010	Period Ended
	(Unaudited)	October 31, 2009[1]

Shares sold
Investor Class Shares	2,904,666	4,643,583
Institutional Class Shares[2]	977,185	3,024,791
Class C Shares[3]	2,562	—
Shares issued in reinvestment of distributions
Investor Class Shares	254,406	—
Institutional Class Shares[2]	6,835	—
Class C Shares[3]	—	—
Shares redeemed
Investor Class Shares	(6,289,485)	(6,301,414)
Institutional Class Shares[2]	(1,139,432)	(1,776,450)
Class C Shares[3]	—	—

Total net increase (decrease) from capital share transactions	(3,283,263)	(409,490)

	Financial Trends Strategy Fund
	Six Months Ended
	April 30, 2010	Period Ended
	(Unaudited)	October 31, 2009[4]

Shares sold
Investor Class Shares	705,246	1,045,918
Institutional Class Shares[2]	176,201	654,935
Class C Shares[5]	330	—
Shares issued in reinvestment of distributions
Investor Class Shares	—	—
Institutional Class Shares[2]	—	—
Class C Shares[5]	—	—
Shares redeemed
Investor Class Shares	(778,551)	(168,001)
Institutional Class Shares[2]	(460,042)	(38,560)
Class C Shares[5]	—	—

Total net increase (decrease) from capital share transactions	(356,816)	1,494,292

22  DIREXION SEMI-ANNUAL REPORT

	Direxion/Wilshire Dynamic Fund
	Six Months Ended
	April 30, 2010	Period Ended
	(Unaudited)	October 31, 2009[4]

Shares sold
Investor Class Shares	58,680	401,116
Class C Shares[6]	3,188	—
Shares issued in reinvestment of distributions
Investor Class Shares	—	—
Class C Shares[6]	—	—
Shares redeemed
Investor Class Shares	(6,657)	(82,415)
Class C Shares[6]	—	—

Total net increase (decrease) from capital share transactions	55,211	318,701

Long/Short
Global IPO Fund
Period Ended
April 30, 2010[7]
(Unaudited)

Shares sold
Investor Class Shares	75,534
Class C Shares[8]	43,675
Shares issued in reinvestment of distributions
Investor Class Shares	—
Class C Shares[8]	—
Shares redeemed
Investor Class Shares	(835)
Class C Shares[8]	—

Total net increase (decrease) from capital share transactions	118,374

[1]	Represents period of May 1, 2009 through October 31, 2009.
[2]	Commenced operations on May 1, 2009.
[3]	Commenced operations on March 5, 2010.
[4]	Commenced operations on March 2, 2009.
[5]	Commenced operations on April 20, 2010.
[6]	Commenced operations on March 18, 2010.
[7]	Commenced operations on March 1, 2010.
[8]	Commenced operations on March 26, 2010.

4.	INVESTMENT TRANSACTIONS

During the period ended April 30, 2010, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps and futures contracts) were:

	Purchases	Sales

Commodity Trends Strategy Fund (Consolidated)	$—	$—
Financial Trends Strategy Fund	—	—
Direxion/Wilshire Dynamic Fund	2,836,292	3,467,850
Long/Short Global IPO Fund	366,124	143,086

The Funds had no purchases and sales of long-term U.S. Government securities during the six months ended April 30, 2010.

DIREXION SEMI-ANNUAL REPORT  23

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, applied to each Fund’s average daily net assets at the annual rate presented below:

Commodity Trends Strategy Fund	0.85%
Financial Trends Strategy Fund	0.85%
Direxion/Wilshire Dynamic Fund	0.75%
Long/Short Global IPO Fund	0.75%

Effective January 1, 2010, the investment advisory fees of the Commodity Trends Strategy and Financial Trends Strategy Fund decreased from 1.00% to 0.85%.

In addition, the Adviser has entered into a sub-advisory agreement relating to the Dynamic Fund whereby the subadviser, Wilshire Associates Incorporated, will direct investment activities of the Dynamic Fund. The Adviser pays out of the management fees it receives from the Fund, a fee for these sub-advisory services. The Adviser has also entered into a sub-advisory agreement relating to the Long/Short Global IPO Fund whereby the subadviser, IPOX Capital Management, LLC, will direct investment activities of the Long/Short Global IPO Fund.

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds.

In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee. The monthly fee is calculated on an annualized basis on the average net assets of each Fund and the below amount:

Commodity Trends Strategy Fund	0.39%
Financial Trends Strategy Fund	0.40%
Direxion/Wilshire Dynamic Fund	0.30%
Long/Short Global IPO Fund	0.65%

Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets. The Investor Class shares and C Class shares of the Funds currently pay a 12b-1 fee of 0.25% of the Fund’s average daily net assets. The Institutional Class shares of the Funds do not pay a 12b-1 fee.

Shareholder Servicing Fees: The Board of Trustees has also authorized each Fund’s shares to pay a shareholder servicing fee of 0.25% of the Investor Class shares and C Class shares of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services and maintain shareholder accounts. The Institutional Class shares of the Funds do not pay a shareholder servicing fee.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

U.S. Bank N.A. and/or its affiliates receive revenue from certain broker-dealers that may receive Rule 12b-1 fees or other payments from mutual funds in which certain Direxion Funds may invest. The Board of Trustees agreed to have 70% of the fees received by U.S. Bank N.A. applied against transfer agent invoices. These expense reductions are reflected on the

24  DIREXION SEMI-ANNUAL REPORT

Statement of Operations as “expenses paid indirectly”. For the six months ended April 30, 2010, the amount of transfer agent expenses reduced by this revenue was as follows:

Commodity Trends Strategy Fund (Consolidated)	$54,968
Financial Trends Strategy Fund	—
Direxion/Wilshire Dynamic Fund	—
Long/Short Global IPO Fund	—

6.	VALUATION MEASUREMENTS

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities,

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Fund’s net assets as of April 30, 2010:

	Commodity Trends Strategy Fund
	(Consolidated)
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$223,145,818	$—	$—	$223,145,818
Other Financial Instruments*	$—	$(19,281,599)	$—	$(19,281,599)

	Financial Trends Strategy Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$32,112,217	$—	$—	$32,112,217
Other Financial Instruments*	$—	$(298,478)	$—	$(298,478)

	Direxion/Wilshire Dynamic Fund
	Level 1	Level 2	Level 3	Total

Debt Securities	$483,825	$—	$—	$483,825
Investment Companies	$6,060,751	$—	$—	$6,060,751
Short-Term Investments	$8,198,947	$—	$—	$8,198,947
Other Financial Instruments*	$—	$953,939	$—	$953,939

	Long/Short Global IPO Fund
	Level 1	Level 2	Level 3	Total

Equity Securities	$234,569	$—	$—	$234,569
Short-Term Investments	$3,200,174	$—	$—	$3,200,174
Other Financial Instruments*	$—	$(26,338)	$—	$(26,338)

For further detail on each asset class, see Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts.

Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

DIREXION SEMI-ANNUAL REPORT  25

7.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. As of April 30, 2010, the Funds were invested in equity swap contracts.

At April 30, 2010, the fair value of derivatives instruments were as follows:

		Asset derivatives[1]
		Commodity risk	Equity risk	Total

Direxion/Wilshire	Swap contracts	$—	$953,939	$953,939

Dynamic Fund	Total	$—	$953,939	$953,939

Direxion Long/Short	Swap contracts	$—	$45,288	$45,288

Global IPO Fund	Total	$—	$45,288	$45,288

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps.

		Liability derivatives[1]
		Commodity risk	Equity risk	Total

Commodity Trends	Swap contracts	$19,281,599	$—	$19,281,599

Strategy Fund (Consolidated)	Total	$19,281,599	$—	$19,281,599

Financial Trends	Swap contracts	$—	$298,478	$298,478

Strategy Fund	Total	$—	$298,478	$298,478

Direxion Long/Short	Swap contracts	$—	$71,626	$71,626

Global IPO Fund	Total	$—	$71,626	$71,626

[1]	Statement of Assets and Liabilities location: Unrealized depreciation on swaps.

26  DIREXION SEMI-ANNUAL REPORT

Transactions in derivative instruments during the period ended April 30, 2010, were as follows:

		Commodity risk	Equity risk	Total

Commodity Trends	Realized gain (loss)[1]
Strategy Fund	Swap contracts	$(26,363,795)	$—	$(26,363,795)

(Consolidated)	Total realized gain (loss)	$(26,363,795)	$—	$(26,363,795)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$2,669,550	—	$2,669,550

	Total change in unrealized appreciation (depreciation)	$2,669,550	$—	$2,669,550

Financial Trends	Realized gain (loss)[1]
Strategy Fund	Swap contracts	$—	$(578,366)	$(578,366)

	Total realized gain (loss)	$—	$(578,366)	$(578,366)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$(1,083,023)	$(1,083,023)

	Total change in unrealized appreciation (depreciation)	$—	$(1,083,023)	$(1,083,023)

Direxion/Wilshire	Realized gain (loss)[1]
Dynamic Fund	Swap contracts	$—	$297,941	$297,941

	Total realized gain (loss)	$—	$297,941	$297,941

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$407,966	$407,966

	Total change in unrealized appreciation (depreciation)	$—	$407,966	$407,966

Direxion Long/Short	Realized gain (loss)[1]
Global IPO Fund	Swap contracts	$—	$—	$—

	Total realized gain (loss)	$—	$—	$—

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$(26,338)	$(26,338)

	Total change in unrealized appreciation (depreciation)	$—	$(26,338)	$(26,338)

[1]	Statement of Operations location: Net realized gain (loss) on swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on swaps.

For the period ended April 30, 2010, the volume of the derivatives held by the Funds were as follows:

	Long Equity	Short Equity
	Swaps Contracts	Swaps Contracts

Commodity Trends Strategy Fund (Consolidated)	$284,182,547	$—
Financial Trends Strategy Fund	43,321,305	—
Direxion/Wilshire Dynamic Fund	9,180,562	—
Long/Short Global IPO Fund	3,459,151	3,400,471

8.	NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued an update to improve disclosure about fair value measurements. This update requires entities to disclose a) the amounts of significant transfers between Level 1 and Level 2

DIREXION SEMI-ANNUAL REPORT  27

of the fair value hierarchy and the reasons for these transfers, b) the reasons for any transfers in or out of Level 3 and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, this update clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. Except for the requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all updated requirements are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009. The requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact it will have on its financial statement disclosures.

9.	SUBSEQUENT EVENTS

The Funds have adopted authoritative standards for accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

28  DIREXION SEMI-ANNUAL REPORT

Additional Information
(Unaudited)

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your requests. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT  29

Investment Advisory Agreements Approvals

Provided below is a summary of certain factors that the Board considered at its November 23, 2009 Board meeting in approving: (1) the Advisory Agreement between Rafferty Asset Management, LLC (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the Direxion Long/Short Global IPO Fund, a series of the Trust (“Fund”); and (2) the Subadvisory Agreement between Rafferty and IPOX Capital Management, LLC (“IPOX”).

The Board did not identify any particular information that was most relevant to its approval of the Advisory and Subadvisory Agreements and each Trustee may have afforded different weight to the various factors discussed below. The Board noted that the Fund had not yet commenced operations. Thus, the Board primarily considered the services to be provided by Rafferty and IPOX, the fee rates to be paid to Rafferty and IPOX, and the Fund’s estimated expenses.

Nature, Extent and Quality of Services Provided.  The Board considered the nature, extent and quality of the services to be provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty trades efficiently with low commission rates, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Fund and to meet its expense reimbursement obligations. The Board also considered Rafferty’s existing compliance and control functions, and noted that information concerning portfolio management and a report from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board also considered Rafferty’s marketing and distribution efforts, including offering additional investment options to shareholders through the creation of new series, like the Fund, and promoting them through existing and new broker and platform relationships. The Board considered that Rafferty will oversee all aspects of the operation of the Fund, including oversight of IPOX and the Fund’s service providers. Regarding the Subadvisory Agreement with IPOX, the Board reviewed the performance information of the IPOX asset allocation models on which the Fund will be based. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Rafferty and IPOX to the Fund under the Advisory and Subadvisory Agreements were fair and reasonable.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the fees to be paid to Rafferty on an annual basis, including contractual fee waivers. Management advised the Board that the advisory fee and the total estimated expense ratio for the Fund are lower than both the median advisory fee and median expense ratio of comparable funds. The Board noted that Rafferty does not have any non-mutual fund clients, except for one hedge fund client. In this connection, the Board considered that Rafferty charges a higher fee rate for that hedge fund compared to the advisory fee rate of the Fund. The Board also considered that Rafferty agreed to limit the total expenses for the 2010 fiscal year for the Fund via contractual fee waivers and/or expense limitations. The Board also considered the overall profitability of Rafferty’s investment business. In considering the fees paid by Rafferty to IPOX, the Board considered IPOX’s representation that it does not provide comparable services to any other client. In this regard, the Board considered that IPOX will provide asset allocation recommendations to Rafferty with respect to the implementation of its investment strategy. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services to be provided and the profits to be realized under the Advisory Agreement were fair and reasonable.

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Fund could help to enable Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms can help to lower commission rates and provide better execution for Fund portfolio transactions.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Advisory and Subadvisory Agreements for the Fund were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the approval of the Advisory and Subadvisory Agreements.

30  DIREXION SEMI-ANNUAL REPORT

Direxion Funds
TRUSTEES AND OFFICERS

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

# of Portfolios
in Direxion
		Term of Office		Complex	Other Trusteeships/
	Position(s) Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee
Lawrence C. Rafferty(1) Age: 67	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	36	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees

				# of Portfolios
				in Direxion
		Term of Office		Complex	Other Trusteeships/
	Position(s) Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel J. Byrne Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present.	138	Trustee, The Opening Word Program, Wyandanch, New York

Gerald E. Shanley III Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; C.P.A. 1979-present.	138	Trustee of Trust Under Will of Charles S. Payson

John Weisser Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	138	Director, MainStay VP Fund Series; Director ICAP Funds, Inc; Director, The MainStay Funds; Director, Eclipse Funds, Inc.

DIREXION SEMI-ANNUAL REPORT  31

Direxion Funds
TRUSTEES AND OFFICERS

Officers

# of Portfolios
in Direxion
		Term of Office		Complex	Other Trusteeships/
	Position(s) Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel D. O’Neill Age: 42	President; Chief Operating Officer and Chief Investment Officer	One Year; Since 1999 One Year; Since 2006	Managing Director of Rafferty, 1999-present.	N/A	N/A

William Franca Age: 53	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	N/A

Christopher Lewis Age: 39	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009-present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A

Patrick J. Rudnick 615 East Michigan Street Milwaukee, WI 53202 Age: 36	Principal Financial Officer and Treasurer(3)	Once Year; Since 2010	Vice President, U.S. Bancorp Fund Services LLC, since 2006; Manager, PricewaterhouseCoopers LLP, 1999-2006.	N/A	N/A

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 36	Secretary	One Year; Since 2004	Senior Vice President, U.S. Bancorp Fund Services, LLC, since September 2007; Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services LLC, 1997-present; formerly, Chief Financial Officer, Quasar Distributors, LLC, 2000-2003.	N/A	N/A

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 35 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion ETF Trust which currently offers for sale to the public 34 of the 102 funds currently registered with the SEC.

The address for all trustees and officers except Patrick J. Rudnick and Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

(3)	Mr. Rudnick replaced Guy F. Talarico as Principal Financial Officer and Treasurer effective June 1, 2010.

32  DIREXION SEMI-ANNUAL REPORT

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PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

SEMI-ANNUAL REPORT APRIL 30, 2010

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing
Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation at the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.
(a)	The Registrant’s President and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Direxion Funds

By (Signature and Title	/s/ Daniel D. O’Neill
Daniel D. O’Neill, President

Date 6/28/2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	Daniel D. O’Neill Daniel D. O’Neill, President

Date 6/28/2010

By (Signature and Title)*	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer
Date 6/29/2010

*	Print the name and title of each signing officer under his or her signature.